Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year (in shares)		20,217,000	2,738,000	4,648,000
Addition (in shares)			21,684,000	1,000,000
Granted (in shares)		(1,917,000)	(4,851,000)	(2,951,000)
Cancelled/expired/forfeited (in shares)		578,000	646,000	41,000
Outstanding number of shares available for issuance at the end of the year (in shares)		18,878,000	20,217,000	2,738,000	4,648,000
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)		$ 40.60	$ 19.50	$ 14.24
2014 Plan
Number of shares available for issuance
Addition (in shares)	1,000,000
Stock options
Options Outstanding
Outstanding at the beginning of the year (in shares)		6,303,000	14,330,000	18,561,000
Exercise (in shares)		(3,625,000)	(7,309,000)	(3,697,000)
Cancelled/expired/forfeited (in shares)		(91,000)	(718,000)	(534,000)
Outstanding at the end of the year (in shares)		2,587,000	6,303,000	14,330,000	18,561,000
Vested and expected to vest at the end of the year (in shares)		2,572,000	6,237,000
Exercisable at the end of the year (in shares)		2,433,000	5,649,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)		$ 1.26	$ 1.28	$ 1.17
Exercise (in dollars per share)		1.10	1.11	0.52
Cancelled/expired/forfeited (in dollars per share)		3.37	3.22	2.84
Outstanding at the end of the year (in dollars per share)		1.41	1.26	$ 1.28	$ 1.17
Vested and expected to vest at the end of the year (in dollars per share)		1.40	1.24
Exercisable at the end of the year (in dollars per share)		$ 1.28	$ 1.01
Weighted Average Remaining Contractual Life (in years)
Outstanding at the end of the year		1 year 7 months 6 days	2 years 4 months 24 days	3 years 2 months 12 days	4 years 3 months 18 days
Vested and expected to vest at the end of the year		1 year 7 months 6 days	2 years 4 months 24 days
Exercisable at the end of the year		1 year 4 months 24 days	2 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the year		$ 101,403	$ 114,975	$ 185,684	$ 239,975
Vested and expected to vest at the end of the year		100,819	113,909
Exercisable at the end of the year		95,678	104,473
Total intrinsic value of options exercised		129,300	106,200	65,700
Cash received from the exercise of stock option		4,200	7,800	$ 1,500
Unrecognized compensation cost		$ 1,100	$ 3,900
Weighted-average period of unrecognized compensation cost		9 months 18 days
Stock options | 2014 Plan
Options Outstanding
Granted (in shares)		0	0	0
Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)		1,900,000	4,900,000	3,000,000